Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues, net		$ 4,023,993	$ 3,526,757
Cost of revenues		(3,411,389)	(2,768,829)
Gross profit		612,604	757,928
Operating expenses
Marketing expenses		(207,023)	(85,043)
General and administrative expenses		(3,378,763)	(2,859,903)
Total operating expenses		(3,585,786)	(2,944,946)
Loss from operations		(2,973,182)	(2,187,018)
Other income (expense)
Share-based compensation		(239,430)
Other income		1,515	15,530
Interest income		3,895
Interest expense		(131,271)	(147,608)
Total other expense, net		(365,291)	(132,078)
Loss before income taxes		(3,338,473)	(2,319,096)
Provision for income taxes
Net loss		(3,338,473)	(2,319,096)
Other comprehensive loss
Foreign currency translation adjustment		(156,535)	204,820
Total comprehensive loss		$ (3,495,008)	$ (2,114,276)
Loss per share - basic		$ (1.15)	$ (0.81)
Loss per share - diluted		$ (1.15)	$ (0.81)
Weighted average number of ordinary shares outstanding - basic	[1]	2,900,090	2,857,153
Weighted average number of ordinary shares outstanding - diluted	[1]	2,900,090	2,857,153

[1]	The unaudited condensed consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.